Debt - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended					6 Months Ended				1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member] USD ($)	Jun. 30, 2013 Economic Development Loan [Member] USD ($)	Sep. 17, 2012 Economic Development Loan [Member] USD ($)	Jun. 30, 2013 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Jun. 30, 2013 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)
Debt Instrument [Line Items]
Senior Secured Credit Facilities										$ 3.0		€ 2.3			$ 375.0	$ 300.0				$ 75.0
Issuance cost of the Senior Secured Credit Facilities						13.0											9.5
Borrowings outstanding under credit facilities										0	0		0	0				7.3	8.0
Availability of senior secured revolving facility																		67.7	67.0
Percentage excess cash flow, mandatory prepayments													50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt													25.00%
Leverage Ratio													2.0
Prepayment based upon excess cash flow by Holdings			1.4
Aggregate principal amount of senior notes	400.0		400.0		400.0		400.0
Interest percentage							8.625%	2.00%
Loan amount	693.3		693.3						0.5
Maturity period of loan								5 years
Annual principal payments								0.1
Capitalized interest	0.2	0	0.5	0
Payments related to value-added tax receivables	$ 2.8		$ 2.8